PowerShares Fundamental Investment Grade Corporate Bond Portfolio (Prospectus Summary): | PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2012 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Convertible Securities Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Effective December 31, 2012, Research Affiliates, LLC changed the names of the RAFI® High Yield Bond Index and the RAFI® Investment Grade Bond Index (each, an "Underlying Index"), which are the underlying indexes of the PowerShares Fundamental High Yield® Corporate Bond Portfolio and the PowerShares Fundamental Investment Grade Corporate Bond Portfolio, respectively. As of that date, the RAFI® High Yield Bond Index became known as the RAFI® Bonds US High Yield 1-10 Index, and the RAFI® Investment Grade Bond Index became known as the RAFI® Bonds US Investment Grade 1-10 Index. There was no change to the methodology of either Underlying Index.

As a result, effective as of that date, the Prospectus is changed as follows:

•  All references to the RAFI® Investment Grade Bond Index are deleted and replaced with the following:

  RAFI® Bonds US Investment Grade 1-10 Index

Please Retain This Supplement For Future Reference.